Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 1,368	$ 1,192	$ 1,466	$ 1,603	$ 2,079
Other Real Estate	186	280	288	327	381
Covered Other Real Estate	26	32	37	97	197
Other Assets	23	19	17	10	14
Total nonperforming assets	1,603	1,523	1,808	2,037	2,671
Total nonperforming assets, excluding covered assets	1,571	1,483	1,757	1,813	2,088
Accruing loans 90 days or more past due	$ 552	$ 541	$ 550	$ 713	$ 660
Nonperforming loans to total loans	0.51%	0.46%	0.60%	0.65%	0.80%
Nonperforming assets to total loans plus other real estate	0.58%	0.58%	0.72%	0.80%	0.98%
Accruing loans 90 days or more past due	$ 764	$ 831	$ 945	$ 1,189	$ 1,323
Nonperforming loans to total loans	0.50%	0.46%	0.59%	0.68%	0.93%
Nonperforming assets to total loans plus other real estate	0.59%	0.58%	0.73%	0.86%	1.19%
Lease Financing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 40	$ 14	$ 13	$ 12	$ 16
Commercial Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	87	92	175	182	308
Construction and Development [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	37	35	84	121	238
Credit Card [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	3	9	30	78	146
Accruing loans 90 days or more past due	253	228
Retail Leasing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	2	3	1	1	1
Home Equity and Second Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	128	136	170	167	189
Total Loans, Excluding Covered Loans [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	1,362	1,184	1,452	1,476	1,693
Accruing loans 90 days or more past due	552	541
Covered Loans [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	6	8	14	127	386
Accruing loans 90 days or more past due	212	290
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	443	160	99	122	107
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	483	174	112	134	123
Accruing loans 90 days or more past due	52	48
Commercial Real Estate [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	124	127	259	303	546
Accruing loans 90 days or more past due	8	14
Residential Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	595	712	864	770	661
Accruing loans 90 days or more past due	156	176
Other [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	27	23	16	23	27
Other Retail [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	157	162	$ 187	$ 191	$ 217
Accruing loans 90 days or more past due	$ 83	$ 75